Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000093221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000093221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000093221 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093221 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093221 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093221 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093221 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093221 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093221 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093221 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093221 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093221 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000093221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000093221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000093221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000093221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093221 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000093221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093221 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000093221 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093221 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093221 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000093221 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093221 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000093221 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093221 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093221 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093221 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000093221 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000093221 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093221 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000002785 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000002785 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002785 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002785 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002785 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002785 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002785 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002785 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002785 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002785 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002785 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002785 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002785 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002785 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000002785 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002785 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000002785 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002785 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002785 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000002785 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002785 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000002785 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002785 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002785 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002785 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000002785 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002785 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002785 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000245021 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245021 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245021 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000245021 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245021 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245021 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245021 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245021 [Member] | Alicon Castalloy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245021 [Member] | Neuland Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245021 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000245021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000245021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000245021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000245021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000245021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000245021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000245021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245021 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000245021 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245021 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000245021 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000245021 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000093222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000093222 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000093222 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000093222 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093222 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093222 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093222 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093222 [Member] | Macquarie Korea Infrastructure Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093222 [Member] | Computer Age Management Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093222 [Member] | Singapore Technologies Engineering Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093222 [Member] | HKT Trust And HKT Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093222 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000093222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000093222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000093222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000093222 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000093222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093222 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000093222 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000093222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093222 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000093222 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000093222 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000093222 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000093222 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093222 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000093222 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000093222 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093222 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093222 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093222 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000002786 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002786 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002786 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002786 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002786 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002786 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002786 [Member] | Macquarie Korea Infrastructure Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002786 [Member] | Computer Age Management Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002786 [Member] | Singapore Technologies Engineering Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002786 [Member] | HKT Trust And HKT Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002786 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002786 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002786 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000002786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002786 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002786 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002786 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002786 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000002786 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002786 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002786 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002786 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002786 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000002786 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002786 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002786 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002786 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002786 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000093226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000093226 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000093226 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000093226 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000093226 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093226 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093226 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093226 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093226 [Member] | Zomato Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000093226 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093226 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093226 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093226 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093226 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093226 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000093226 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000093226 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000093226 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000093226 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000093226 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093226 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093226 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000093226 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000093226 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093226 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000093226 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000093226 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000093226 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093226 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000093226 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000002792 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000002792 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002792 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002792 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002792 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002792 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002792 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002792 [Member] | Zomato Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002792 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002792 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002792 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000002792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000002792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000002792 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002792 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002792 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000002792 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000002792 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002792 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000002792 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000002792 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002792 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002792 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002792 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000245020 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000245020 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000245020 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245020 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245020 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245020 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245020 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245020 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245020 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245020 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245020 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000245020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000245020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000245020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245020 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000245020 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000245020 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245020 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000245020 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245020 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000245020 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245020 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245020 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245020 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000245020 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000245020 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245020 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000245023 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000245023 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245023 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245023 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245023 [Member] | Macquarie Korea Infrastructure Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245023 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245023 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245023 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245023 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245023 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245023 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000245023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000245023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000245023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000245023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000245023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245023 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000245023 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245023 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245023 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000245023 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000245023 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000245023 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245023 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000245023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245023 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000245023 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245023 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000245023 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000154926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000154926 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000154926 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154926 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000154926 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000154926 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154926 [Member] | JD Health International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154926 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154926 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154926 [Member] | Indus Towers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154926 [Member] | Samsung SDI Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154926 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000154926 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000154926 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000154926 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000154926 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154926 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000154926 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000154926 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154926 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000154926 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154926 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000154926 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154926 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000154926 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154926 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000154926 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000154926 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000154926 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154926 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154926 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154926 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154926 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000154926 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000154925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000154925 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000154925 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154925 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000154925 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000154925 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154925 [Member] | JD Health International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154925 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154925 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154925 [Member] | Indus Towers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154925 [Member] | Samsung SDI Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154925 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000154925 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000154925 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000154925 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000154925 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154925 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000154925 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000154925 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154925 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000154925 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154925 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000154925 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154925 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000154925 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154925 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000154925 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000154925 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000154925 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154925 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154925 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154925 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154925 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000154925 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000236791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000236791 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236791 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236791 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236791 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236791 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236791 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236791 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236791 [Member] | Zomato Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236791 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236791 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236791 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000236791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000236791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000236791 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000236791 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236791 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000236791 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000236791 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236791 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000236791 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000236791 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236791 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236791 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236791 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000093224 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000093224 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093224 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093224 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000093224 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093224 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093224 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093224 [Member] | PetroChina Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093224 [Member] | JD com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093224 [Member] | Wuliangye Yibin Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093224 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093224 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093224 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000093224 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000093224 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000093224 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000093224 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093224 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093224 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000093224 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093224 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093224 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000093224 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093224 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093224 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000002790 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002790 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002790 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002790 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002790 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002790 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002790 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002790 [Member] | PetroChina Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002790 [Member] | JD com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002790 [Member] | Wuliangye Yibin Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000002790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002790 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000002790 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002790 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000002790 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002790 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002790 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000093227 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000093227 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093227 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093227 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093227 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093227 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093227 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093227 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093227 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093227 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093227 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093227 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093227 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093227 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000093227 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000093227 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093227 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000093227 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000093227 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093227 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000093227 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093227 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093227 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000093227 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000093227 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093227 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000093227 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093227 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000093227 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093227 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093227 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000236792 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000236792 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236792 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236792 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236792 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236792 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236792 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236792 [Member] | PetroChina Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236792 [Member] | JD com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236792 [Member] | Wuliangye Yibin Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000236792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236792 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000236792 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236792 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000236792 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236792 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236792 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000245019 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000245019 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000245019 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245019 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000245019 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245019 [Member] | JD Health International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245019 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245019 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245019 [Member] | Indus Towers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245019 [Member] | Phoenix Mills Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245019 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000245019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000245019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000245019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000245019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000245019 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000245019 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245019 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000245019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245019 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000245019 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245019 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000245019 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000245019 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000245019 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245019 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245019 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245019 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245019 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245019 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000247849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000247849 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247849 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247849 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247849 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247849 [Member] | M31 Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247849 [Member] | Wiwynn Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247849 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247849 [Member] | Phoenix Mills Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247849 [Member] | Saudi Tadawul Group Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247849 [Member] | Finolex Cables Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247849 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247849 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000247849 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247849 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000247849 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247849 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000247849 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000247849 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247849 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000247849 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247849 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000247849 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247849 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000247849 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000247849 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000247849 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247849 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247849 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247849 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247849 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247849 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247849 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247849 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000247850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000247850 [Member] | Yangzijiang Shipbuilding Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247850 [Member] | China Overseas Property Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247850 [Member] | Giant Biogene Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247850 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247850 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247850 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247850 [Member] | Jason Furniture Hangzhou Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247850 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247850 [Member] | KE Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247850 [Member] | ENN Natural Gas Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247850 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247850 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000247850 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247850 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000247850 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000247850 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000247850 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247850 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000247850 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247850 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247850 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000247850 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000247850 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247850 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247850 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247850 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247850 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000093225 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093225 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093225 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093225 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093225 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093225 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093225 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093225 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093225 [Member] | Renesas Electronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093225 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093225 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000093225 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093225 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000093225 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093225 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000093225 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000093225 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000093225 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000093225 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093225 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093225 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000093225 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000002791 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002791 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002791 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002791 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002791 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002791 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002791 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002791 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002791 [Member] | Renesas Electronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002791 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000002791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000002791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002791 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000002791 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002791 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000002791 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000093228 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000093228 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093228 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000093228 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093228 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093228 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093228 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093228 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000093228 [Member] | IndusInd Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093228 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000093228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000093228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000093228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000093228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000093228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000093228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093228 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000093228 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093228 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000093228 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000093228 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000002794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000002794 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002794 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002794 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002794 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002794 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002794 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002794 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002794 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002794 [Member] | IndusInd Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002794 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002794 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002794 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000002794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002794 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002794 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002794 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002794 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000002794 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002794 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000002794 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000002794 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000245022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000245022 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245022 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245022 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245022 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245022 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245022 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245022 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245022 [Member] | Fast Retailing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245022 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245022 [Member] | Renesas Electronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245022 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000245022 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245022 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000245022 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245022 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000245022 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000245022 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000245022 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000245022 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245022 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245022 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000245022 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000241856 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241856 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241856 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241856 [Member] | Samsung SDI Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241856 [Member] | Samsung Electronics Co Ltd Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241856 [Member] | Kia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241856 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241856 [Member] | S Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241856 [Member] | Hyundai Mobis Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241856 [Member] | BGF Retail Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241856 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241856 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000241856 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241856 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000241856 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241856 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241856 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000241856 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241856 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241856 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241856 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241856 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241856 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000241856 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000093229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000093229 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000093229 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093229 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093229 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093229 [Member] | Macquarie Korea Infrastructure Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093229 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093229 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093229 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093229 [Member] | Suzuki Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093229 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093229 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000093229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000093229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000093229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000093229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000093229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000093229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093229 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000093229 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093229 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093229 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093229 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000093229 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093229 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000093229 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093229 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093229 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093229 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000093229 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000093229 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093229 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000093229 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000002793 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002793 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002793 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002793 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002793 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002793 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002793 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002793 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002793 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002793 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002793 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000002793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000002793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000002793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002793 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002793 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002793 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000002793 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002793 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002793 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002793 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002793 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000002793 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002793 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002793 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000093230 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093230 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093230 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093230 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093230 [Member] | M31 Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093230 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093230 [Member] | Phoenix Mills Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093230 [Member] | Airtac International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093230 [Member] | Silergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093230 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093230 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093230 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000093230 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000093230 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000093230 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093230 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000093230 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000093230 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093230 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000093230 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000093230 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000093230 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000093230 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000093230 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000093230 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000093230 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093230 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093230 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093230 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093230 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093230 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093230 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093230 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000068052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000068052 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000068052 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000068052 [Member] | Full Truck Alliance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000068052 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000068052 [Member] | M31 Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000068052 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000068052 [Member] | Phoenix Mills Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000068052 [Member] | Airtac International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068052 [Member] | Silergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068052 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068052 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000068052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000068052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000068052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000068052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000068052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000068052 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000068052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068052 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000068052 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000068052 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000068052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000068052 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000068052 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000068052 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000068052 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000068052 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000068052 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000068052 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000068052 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000068052 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000068052 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000068052 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000038018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000038018 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000038018 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038018 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038018 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038018 [Member] | Macquarie Korea Infrastructure Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038018 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038018 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038018 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038018 [Member] | Suzuki Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038018 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038018 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038018 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000038018 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000038018 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000038018 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038018 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038018 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000038018 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038018 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000038018 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038018 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038018 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038018 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000038018 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000038018 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000038018 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038018 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038018 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000038018 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000038018 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000038018 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038018 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000038018 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000195803 [Member] | Yangzijiang Shipbuilding Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195803 [Member] | China Overseas Property Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195803 [Member] | Giant Biogene Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195803 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195803 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195803 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195803 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195803 [Member] | KE Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195803 [Member] | ENN Natural Gas Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195803 [Member] | Kanzhun Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000195803 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000195803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000195803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000195803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000195803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195803 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000195803 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000195803 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195803 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195803 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195803 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195803 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000101279 [Member] | Yangzijiang Shipbuilding Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101279 [Member] | China Overseas Property Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101279 [Member] | Giant Biogene Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101279 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101279 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101279 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101279 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101279 [Member] | KE Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000101279 [Member] | ENN Natural Gas Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101279 [Member] | Kanzhun Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101279 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101279 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101279 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101279 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000101279 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101279 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000101279 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101279 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000101279 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000101279 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101279 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000101279 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000101279 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000101279 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101279 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101279 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101279 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000236790 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000236790 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236790 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236790 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236790 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236790 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236790 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236790 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236790 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236790 [Member] | UltraTech Cement Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236790 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000236790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000236790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236790 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000236790 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236790 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000236790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236790 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000236790 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000236790 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000236790 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236790 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236790 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236790 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236790 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236790 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236790 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236790 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000093231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000093231 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093231 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093231 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093231 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093231 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093231 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093231 [Member] | Yangzijiang Shipbuilding Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093231 [Member] | Postal Savings Bank of China Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093231 [Member] | Haier Smart Home Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093231 [Member] | Tsingtao Brewery Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093231 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000093231 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093231 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000093231 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000093231 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000093231 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000093231 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093231 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093231 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000093231 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093231 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093231 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000093231 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093231 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093231 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093231 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093231 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000081250 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000081250 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081250 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000081250 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081250 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081250 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081250 [Member] | Yangzijiang Shipbuilding Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081250 [Member] | Postal Savings Bank of China Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081250 [Member] | Haier Smart Home Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081250 [Member] | Tsingtao Brewery Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081250 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000081250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000081250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000081250 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081250 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000081250 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081250 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081250 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000081250 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000081250 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081250 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081250 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081250 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000219130 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000219130 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219130 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219130 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219130 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219130 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219130 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219130 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219130 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219130 [Member] | UltraTech Cement Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219130 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219130 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219130 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219130 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219130 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219130 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219130 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219130 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000219130 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219130 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000219130 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219130 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219130 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219130 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000219130 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000219130 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000219130 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219130 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219130 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219130 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219130 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219130 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219130 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219130 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000219129 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000219129 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219129 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219129 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219129 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219129 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219129 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219129 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219129 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219129 [Member] | UltraTech Cement Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219129 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219129 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219129 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219129 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219129 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219129 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219129 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219129 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000219129 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219129 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000219129 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219129 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219129 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219129 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000219129 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000219129 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000219129 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219129 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219129 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219129 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219129 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219129 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219129 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219129 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000240350 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000240350 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240350 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240350 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240350 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240350 [Member] | Samsung Electronics Co Ltd Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240350 [Member] | UltraTech Cement Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240350 [Member] | Dino Polska SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240350 [Member] | Despegar com Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240350 [Member] | BIM Birlesik Magazalar AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240350 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000240350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000240350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000240350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240350 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000240350 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240350 [Member] | Cash and Other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240350 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000240350 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000240350 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000240350 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240350 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000240350 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240350 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240350 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240350 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240350 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240350 [Member] | Cash and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%